Intangible Assets - Schedule of Changes in Goodwill (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year	R 48
Balance at end of year	33	R 48
Goodwill	0	0
Goodwill
Reconciliation of changes in intangible assets and goodwill
Goodwill	0	0
Goodwill | Cost
Reconciliation of changes in intangible assets and goodwill
Goodwill	2,675	2,675
Goodwill | Accumulated amortisation and impairments
Reconciliation of changes in intangible assets and goodwill
Impairment	0	(333)
Goodwill	R (2,675)	R (2,675)	R (2,342)